ACCOUNTS PAYABLE AND OTHER - Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	$ 1,559	$ 1,613
Additional provisions recognized	526	766
Reduction arising from payments/derecognition	(512)	(551)
Accretion expenses	35	16
Change in discount rate	(57)	(226)
Change in other estimates	(15)	(9)
Dispositions	(376)
Foreign currency translation	4	(50)
Other provisions at end of period	1,164	1,559
Decommissioning liability
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	443	665
Additional provisions recognized	2	5
Reduction arising from payments/derecognition	(11)	(12)
Accretion expenses	17	16
Change in discount rate	(57)	(214)
Change in other estimates	(23)	(3)
Dispositions	(204)
Foreign currency translation	3	(14)
Other provisions at end of period	170	443
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	178	232
Additional provisions recognized	291	236
Reduction arising from payments/derecognition	(238)	(277)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	(2)	(6)
Dispositions	(23)
Foreign currency translation	3	(7)
Other provisions at end of period	209	178
Other
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	938	716
Additional provisions recognized	233	525
Reduction arising from payments/derecognition	(263)	(262)
Accretion expenses	18	0
Change in discount rate	0	(12)
Change in other estimates	10	0
Dispositions	(149)
Foreign currency translation	(2)	(29)
Other provisions at end of period	$ 785	$ 938